Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Financial Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Noncurrent Assets
Financial assets at fair value through profit or loss	₱ 578	₱ 432
Debt instruments at amortized cost – net of current portion	395	596
Derivative financial assets – net of current portion	96	81
Other financial assets – net of current portion	3,481	3,489
Current Assets
Cash and cash equivalents	16,177	25,211	₱ 23,907	₱ 40,237
Short-term investments	391	383
Trade and other receivables	26,086	26,255
Current portion of debt instruments at amortized cost	200
Current portion of other financial assets	320	206
Total assets	47,724	56,653
Noncurrent Liabilities
Long-term debt (Notes 27 and 28)	243,152	217,288
Noncurrent portion of lease liabilities (Note 27)	41,625	31,958
Derivative financial liabilities – net of current portion	12	190
Customers' deposits	2,238	2,313
Deferred credits and other noncurrent liabilities	229	363
Current Liabilities
Accounts payable	77,050	101,135
Accrued expenses and other current liabilities	71,756	74,227
Current portion of interest-bearing financial liabilities	11,646	32,292
Less current portion of lease liabilities (Note 27)	5,921	10,477
Dividends payable	1,912	1,821
Current portion of derivative financial liabilities	1,021	960
Liabilities associated with assets classified as held-for-sale	1,779	1,738
Total liabilities	458,341	474,762
Net liabilities	(410,617)	(418,109)
Financial assets at amortised cost, category [member]
Noncurrent Assets
Debt instruments at amortized cost – net of current portion	395	596
Other financial assets – net of current portion	3,481	3,489
Current Assets
Cash and cash equivalents	16,177	25,211
Short-term investments	122	129
Trade and other receivables	26,086	26,255
Current portion of debt instruments at amortized cost	200
Current portion of other financial assets	320	206
Total assets	46,781	55,886
Noncurrent Liabilities
Long-term debt (Notes 27 and 28)	243,152	217,288
Noncurrent portion of lease liabilities (Note 27)	41,625	31,958
Customers' deposits	2,238	2,313
Deferred credits and other noncurrent liabilities	229	363
Current Liabilities
Accounts payable	77,050	101,135
Accrued expenses and other current liabilities	71,756	74,227
Current portion of interest-bearing financial liabilities	11,646	32,292
Less current portion of lease liabilities (Note 27)	5,921	10,477
Dividends payable	1,912	1,821
Liabilities associated with assets classified as held-for-sale	1,779	1,738
Total liabilities	457,308	473,612
Net liabilities	(410,527)	(417,726)
financial assets at FVPL [Member]
Noncurrent Assets
Financial assets at fair value through profit or loss	578	432
Derivative financial assets – net of current portion	96	81
Current Assets
Short-term investments	269	254
Total assets	943	767
Noncurrent Liabilities
Derivative financial liabilities – net of current portion	12	190
Current Liabilities
Current portion of derivative financial liabilities	1,021	960
Total liabilities	1,033	1,150
Net liabilities	₱ (90)	₱ (383)